Pruco Life Insurance Company                                  Thomas C. Castano
                                                              Assistant General Counsel
                                                              Law Department

                                                              Pruco Life Insurance Company
                                                              213 Washington Street
                                                              Newark, NJ 07102-2992
                                                              (973) 802-4708 fax: (973) 802-9560

                                                              May 3, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re:      Pruco Life Variable Contract Real Property Account
                                    (Registration No. 33-86780)

Ladies and Gentlemen:

Pursuant to subparagraph  (j) of Rule 497 under the Securities Act of 1933, the Registrant  hereby  certifies:  (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus  contained in  Post-Effective  Amendment
No.  11  and  (ii)  the  text  of  Post-Effective  Amendment  No.  11 was  filed  electronically  on  April  14,  2004  (Accession  No.
0000801348-04-000003).

                                                     By:       /s/____________________________
                                                              Thomas C. Castano
                                                              Assistant General Counsel
                                                              Pruco Life Insurance Company

via EDGAR